Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill [Line Items]
Goodwill impairment provision	¥ 403,076	$ 55,221	¥ 354,039	¥ 0
Goodwill	913,500		910,600	¥ 857,100
Skincare Brands
Goodwill [Line Items]
Goodwill impairment provision	397,810		354,039
Eve Lom | Skincare Brands
Goodwill [Line Items]
Goodwill impairment provision	397,800		¥ 354,000
DR.WU | Skincare Brands
Goodwill [Line Items]
Goodwill	¥ 134,433